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                                                As filed pursuant to Rule 497
                                                under the Securities Act of
                                                1933 Registration No.
                                                333-65118 and 811-03859



                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
                 SUPPLEMENT TO THE POLARIS CHOICE II PROSPECTUS
                    (FORM NUMBERS: R-3460-PRO AND B-2735-PRO)
                                DATED MAY 3, 2004

The following language is added as the second sentence of the paragraph under the section entitled DOLLAR COST AVERAGING FIXED ACCOUNTS ("DCAFA"):

The minimum Purchase Payment that you must invest for the 6-month DCAFA is $600 and $1,200 for the 12-month DCAFA, if such accounts are available. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios ("target account(s)") according to your instructions to us or your current allocation on file.

The following language is added at the end of the second paragraph under the section entitled DOLLAR COST AVERAGING PROGRAM:

The minimum Purchase Payment that you must invest for the 6-month DCAFA is $600 and $1,200 for the 12-month DCAFA, if such accounts are available. Purchase Payments less than these minimum amounts will automatically be allocated to the target account(s) according to your instructions to us or your current allocation on file.

The following replaces the paragraph under the heading titled POLARIS INCOME REWARDS FEATURE located in the OPTIONAL LIVING BENEFITS section on page 15 of the prospectus:

POLARIS INCOME REWARDS FEATURE

What is Polaris Income Rewards?

Polaris Income Rewards is an optional feature available only on contracts issued on or after May 3, 2004 and subject to state availability. If you elect this feature, for which you will be charged an annualized fee, you are guaranteed to receive withdrawals over a minimum number of years that in total equals at least the initial Purchase Payment adjusted for withdrawals, even if the contract value falls to zero. Polaris Income Rewards may offer protection in the event your contract value declines due to unfavorable investment performance.

How can I elect the feature?

You may elect the feature only at the time of contract issue and must choose either Option 1 or Option 2. The date you elect the feature (which is also the contract issue date) is your BENEFIT EFFECTIVE DATE. The earliest you may begin taking withdrawals under the benefit after a specified waiting period is the BENEFIT AVAILABILITY DATE. You cannot elect the feature if you are age 81 or older on the Benefit Effective Date or if the Benefit Availability Date is on or after the Latest Annuity Date. Generally, once you elect the feature, it cannot be cancelled. The Polaris Income Rewards has rules and restrictions that are discussed more fully below.

How is the benefit calculated?

There are several components that comprise the integral aspects of this benefit. In order to determine the benefit's value at any point in time, we calculate each of the components as described below. We calculate Eligible Purchase Payments, Withdrawal Benefit Base, Step-Up Amount and Stepped-Up Benefit Base.

First, we determine the ELIGIBLE PURCHASE PAYMENTS according to the table below.

           Time Elapsed Since                    Percentage of Eligible
         Benefit Effective Date                     Purchase Payments
0-90 Days                               100%
91 Days +                               0%

Second, we determine the WITHDRAWAL BENEFIT BASE ("WBB"). THE WBB is used to calculate the amount of total guaranteed withdrawals and the annual maximum withdrawal amount available under the benefit. On the Benefit Availability Date, the WBB equals the sum of all Eligible Purchase Payments, reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

Third, we determine a STEP-UP AMOUNT, if any, which is calculated as a specified percentage of the WBB on the Benefit Availability Date. For contracts issued on or after May 19, 2004, you will not receive a Step-Up Amount if you make any withdrawals prior to the Benefit Availability Date. The Step-Up Amount is not considered a Purchase Payment and cannot be used in calculating any other benefits, such as the death benefit, contract values or annuitization value.

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Fourth, we determine the STEPPED-UP BENEFIT BASE ("SBB") which is the total amount available for withdrawal under the benefit and is used to calculate the minimum time period over which you may take withdrawals under the benefit. The SBB equals the WBB plus the Step-Up Amount.

Fifth, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT ("MAWA") which is a stated percentage of the WBB.

Finally, we determine the MINIMUM WITHDRAWAL PERIOD ("MWP") which is the minimum period at any point in time over which you may take withdrawals under the benefit. The MWP is calculated by dividing the SBB by the MAWA.

The table below is a summary of the two Polaris Income Rewards options we are offering as applicable on the Benefit Availability Date:

                 BENEFIT AVAILABILITY DATE          STEP-UP     MAWA     MWP* (IF
                                                    AMOUNT*  PERCENTAGE  MAWA TAKEN
                                                                         EACH YEAR)
Option 1  3 years following Benefit Effective Date   10% of    10% of    11 years
                                                      WBB        WBB
Option 2  5 years following Benefit Effective Date   20% of    10% of    12 years
                                                      WBB        WBB

*You will not receive a Step-Up Amount if you take a withdrawal prior to the Benefit Availability Date. The MWP will be 10 years if you do not receive a Step-Up Amount.

EXAMPLE 1:

Assume you elect Polaris Income Rewards option 2 and you invest a single Purchase Payment of $100,000. If you make no additional Purchase Payments and no withdrawals, your WBB is $100,000 on the Benefit Availability Date.

Your SBB equals WBB plus the Step-Up Amount ($100,000 + (20% X $100,000) = $120,000). Your MAWA as of the Benefit Availability Date is 10% of your WBB($100,000 X 10% = $10,000). The MWP is equal to the SBB divided by the MAWA which is 12 years ($120,000/$10,000). Therefore, you may take $120,000 in withdrawals of up to $10,000 annually over a minimum of 12 years on or after the Benefit Availability Date.

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What is the fee for Polaris Income Rewards?

The annualized Polaris Income Rewards fee will be assessed against the WBB and deducted quarterly from your contract value, starting on the first quarter following the Benefit Effective Date and ending upon the termination of the benefit. If your contract value falls to zero before the benefit has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

         TIME ELAPSED SINCE THE                      ANNUALIZED FEE
         BENEFIT EFFECTIVE DATE
0-7 years                               0.65% of WBB
8+ years                                0.45% of WBB

What is the effect of withdrawals on Polaris Income Rewards?

The benefit amount, MAWA and MWP may change over time as a result of withdrawal activity. Withdrawals after the Benefit Availability Date equal to or less than the MAWA generally reduce the benefit by the amount of the withdrawal. Withdrawals in excess of the MAWA may reduce the benefit based on the relative size of the withdrawal in relation to the contract value at the time of the withdrawal. This means if investment performance is down and contract value is reduced, withdrawals greater than the MAWA will result in a greater reduction of the benefit. We further explain the impact of withdrawals and the effect on each component of Polaris Income Rewards through the calculations below:

      CONTRACT VALUE: Any withdrawal reduces the contract value by the amount of the withdrawal.

      WBB: Withdrawals prior to the Benefit Availability Date reduce the WBB in the same proportion that the contract value was reduced at the time of the withdrawal and eliminate any Step-Up Amount.

Withdrawals after the Benefit Availability Date will not reduce the WBB until the sum of withdrawals exceeds the Step-Up Amount. Thereafter, any withdrawal or portion thereof that exceeds the Step-Up Amount will reduce the WBB as follows:
If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the MAWA, the WBB will be reduced by the amount of the withdrawal. If the withdrawal causes total withdrawals in the Benefit Year to exceed the MAWA, the WBB is reduced to the lesser of (a) or (b), where:

        a. is the WBB immediately prior to the withdrawal minus the amount of the withdrawal, or;

        b. is the WBB immediately prior to the withdrawal minus the portion of the withdrawal that makes total withdrawals in that Benefit Year equal to the current MAWA, and further reduced proportionately by the same amount by which the contract value is reduced by the remaining portion of the withdrawal.

            SBB: Since withdrawals prior to the Benefit Availability Date eliminate any Step-Up Amount, the SBB will be equal to the WBB if you take withdrawals prior to the Benefit Availability Date.

After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the MAWA will reduce the SBB by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the MAWA (in that Benefit Year) reduces the SBB to the lesser of (a) or (b), where:

        a. is the SBB immediately prior to the withdrawal minus the amount of the withdrawal, or;

        b. is the SBB immediately prior to the withdrawal minus the amount of the withdrawal that makes total withdrawals in that Benefit Year equal to the current MAWA, and further reduced proportionately by the same amount by which the contract value is reduced by the remaining portion of the withdrawal.

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            MAWA: If the sum of withdrawals in a Benefit Year does not exceed the MAWA for that Benefit Year, the MAWA does not change for the next Benefit Year.

If total withdrawals in a Benefit Year exceed the MAWA, the MAWA will be recalculated at the start of the next Benefit Year. The new MAWA will equal the SBB on that Benefit Year anniversary divided by the MWP on that Benefit Year Anniversary. The new MAWA may be lower than your previous MAWAs.

            MWP: After each withdrawal a new MWP is calculated. If total withdrawals in a Benefit Year are less than or equal to MAWA the new MWP equals the SBB after the withdrawal divided by the current MAWA.

During any Benefit Year in which the sum of withdrawals exceeds the MAWA, the new MWP equals the MWP calculated at the end of the prior Benefit Year reduced by one year.

EXAMPLE 2 - IMPACT OF WITHDRAWALS PRIOR TO THE BENEFIT AVAILABILITY DATE:

Assume you elect Polaris Income Rewards option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to the Benefit Availability Date. Prior to the withdrawal, your contract value is $110,000. You make no other withdrawals before the Benefit Availability Date. Immediately following the withdrawal, your WBB is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000 = 10%). Next, we reduce your WBB by the percentage by which the contract value was reduced by the withdrawal (($100,000 (10% X 100,000) = $90,000). Since the Step-Up Amount is zero because a withdrawal was made prior to the Benefit Availability Date your SBB on the Benefit Availability Date equals your WBB. Therefore, the SBB also equals $90,000. Your MAWA is 10% of the WBB on the Benefit Availability Date ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 10 years ($90,000/$9,000 = 10).

EXAMPLE 3 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAWA AFTER THE BENEFIT AVAILABILITY DATE:

Assume you elect Polaris Income Rewards option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $7,500 during the first year after the Benefit Availability Date. Because the withdrawal is less than or equal to your MAWA ($10,000), your SBB ($120,000) is reduced by the total dollar amount of the withdrawal ($7,500). Your new SBB equals $112,500. Your MAWA remains $10,000. Your new MWP following the withdrawal is equal to the new SBB divided by your current MAWA, ($112,500/$10,000). Therefore, you may take withdrawals of up to $10,000 over a minimum of 11 years and 3 months.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAWA AFTER THE BENEFIT AVAILABILITY DATE:

Assume you elect Polaris Income Rewards option 2 and you invest a single Purchase Payment of $100,000. Your WBB is $100,000 and your SBB is $120,000. You make a withdrawal of $15,000 during the first year after the Benefit Availability Date. Your contract value is $125,000 at the time of the withdrawal. Because the withdrawal is greater than your MAWA ($10,000), we recalculate your SBB ($120,000) by taking the lesser of two calculations. For the first calculation, we deduct the amount of the withdrawal from the SBB ($120,000 -- $15,000 = $105,000). For the second calculation, we deduct the amount of the MAWA from the SBB ($120,000 -- $10,000 = $110,000). Next, we calculate the excess portion of the withdrawal ($5,000) and determine the proportion by which the contract value was reduced by the excess portion of the withdrawal. ($125,000/$5,000 = 4%). Finally we reduce $110,000 by that proportion (4%) which equals $105,600. Your SBB is the lesser of these two calculations or $105,000. The MWP following the withdrawal is equal to the MWP at the end of the prior year (12 years) reduced by one year (11 years). Your MAWA is your SBB divided by your MWP ($105,000/11) which equals $9,545.45.

What happens if my contract value is reduced to zero?

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If the contract value is zero but the SBB is greater than zero, a benefit remains payable under Polaris Income Rewards feature. While a benefit is payable under Polaris Income Rewards until the SBB is reduced to zero, the contract is terminated when the contract value equals zero. At such time, except for Polaris Income Rewards, all benefits of the contract are terminated. In that event, you may not make subsequent Purchase Payments.

Therefore, under adverse market conditions, withdrawals under the benefit may reduce the contract value to zero, thereby eliminating any death benefit or future income payments.

To receive your remaining Polaris Income Rewards benefit, you may select one of the following options:

        a. lump sum distribution of the present value of the total remaining guaranteed withdrawals; or

        b. the current MAWA, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the SBB equals zero; or

        c.  any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining benefit will be paid as the current MAWA on a quarterly basis.

What happens to Polaris Income Rewards upon a spousal continuation?

A spousal beneficiary of the original owner may elect to continue or cancel Polaris Income Rewards and its accompanying fee. The Benefit Effective Date, Benefit Availability Date, WBB, SBB and any other corresponding component of the feature will not change as a result of a spousal continuation. A Continuation Contribution is not considered an Eligible Purchase Payment for purposes of determining the benefit. SEE SPOUSAL CONTINUATION BELOW.


Can my non-spousal beneficiary elect to receive any remaining withdrawals under Polaris Income Rewards upon my death?

If the SBB is greater than zero when the original owner dies, a non-spousal beneficiary may elect to continue receiving any remaining withdrawals under the benefit. The Benefit Effective Date, Benefit Availability Date, WBB, SBB and any other corresponding component of the feature will not change. If a contract value remains, the fee for the benefit will continue to be assessed. Electing to receive the remaining withdrawals will terminate any death benefit payable to the non-spousal beneficiary.

Can Polaris Income Rewards be canceled?

Once you elect the feature, you may not cancel it. The feature automatically terminates upon the occurrence of one of the following:

            1. Withdrawals in excess of MAWA in any Benefit Year reduce the SBB by 50% or more; or

            2.  SBB is equal to zero; or

            3.  Annuitization of the contract; or

            4.  Full Surrender of the contract; or

            5.  Death benefit is paid; or

            6. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

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Important Information

The Polaris Income Rewards may not guarantee an income stream based on all Purchase Payments made into your contract nor does it guarantee any investment gains. This feature also does not guarantee lifetime income payments. If you plan to make subsequent Purchase Payments over the life of your contract, which are not considered Eligible Purchase Payments under the feature, Polaris Income Rewards does not guarantee a withdrawal of those subsequent Purchase Payments. You may never need to rely on Polaris Income Rewards if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.

Withdrawals under the benefit are treated like any other withdrawal for the purpose of reducing the contract value, free withdrawal amounts and any other benefits under the contract.

If you need to take withdrawals or are required to take minimum required distributions ("MRD") under the Internal Revenue Code ("IRC") from this contract prior to the Benefit Availability Date, you should know that withdrawals may negatively impact the value of Polaris Income Rewards. Any withdrawals taken under this benefit or under the contract, may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances.

The Polaris Income Rewards cannot be elected if you elect the Capital Protector or Income Protector features. We reserve the right to limit the maximum WBB to $1 million. Polaris Income Rewards may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

For prospectively issued contracts, we reserve the right to limit the investment options available under the contract if you elect Polaris Income Rewards. We reserve the right to modify, suspend or terminate Polaris Income Rewards (in its entirety or any component) at any time for prospectively issued contracts.

The following replaces the paragraph under the heading titled LEGAL PROCEEDINGS located in the OTHER INFORMATION section of the prospectus:

There are no pending legal proceedings affecting the Separate Account. AIG SunAmerica Life engages in various kinds of routine litigation. In management's opinion, these matters are not of material importance to the Company's total assets nor are they material with respect to the Separate Account, with the exception of a purported class action captioned NIKITA Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.

Dated:   May 19, 2004

               Please keep this Supplement with your prospectus.

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